Other long term obligations (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Schedule of other long term obligations
Other long term obligations are as follows:

	December 31, 2015	December 31, 2014
Deferred lease inducements liability (note 16(b))	$145	$252
Asset retirement obligation (note 16(c))	617	562
Senior executive stock option plan (note 22(c))	—	22
Restricted share unit plan (note 22(d))	671	1,779
Directors' deferred stock unit plan (note 22(f))	2,246	2,005
Deferred gain on sale leaseback (note 16(d))	780	371
	$4,459	$4,991
Less current portion of:
Senior executive stock option plan (note 22(c))	—	(22)
Restricted share unit plan (note 22(d))	(671)	(1,009)
Directors' deferred share unit plan (note 22(f))	—	(408)
Deferred gain on sale leaseback (note 16(d))	(221)	(93)
	$3,567	$3,459

Schedule of changes in deferred lease inducements

	December 31, 2015	December 31, 2014
Balance, beginning of year	$252	$359
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	$145	$252

Schedule of changes in asset retirement obligation
The following table presents a continuity of the liability for the asset retirement obligation:

	December 31, 2015	December 31, 2014
Balance, beginning of year	$562	$512
Accretion expense	55	50
Balance, end of year	$617	$562

Schedule of deferred lease inducement assets

	December 31, 2015	December 31, 2014
Balance, beginning of year	$371	$—
Addition	512	371
Amortization of deferred gain on sale leaseback	(103)	—
Balance, end of year	$780	$371